UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX/A

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     333-83423

 NAME OF REGISTRANT:                     Allianz Variable Insurance
                                         Products Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 5701 Golden Hills Drive
                                         Minneapolis, MN 55416

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Erik T. Nelson
                                         Allianz Investment Management,
                                         LLC
                                         5701 Golden Hills Drive
                                         Minneapolis, MN 55416

 REGISTRANT'S TELEPHONE NUMBER:          763-765-7453

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


This amendment filing consists of supplemental information to the previously filed form N-PX for the above-mentioned Registrant.

AZL COLUMBIA SMALL CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
 METHODE ELECTRONICS, INC.                                                                   Agenda Number:  933312504
--------------------------------------------------------------------------------------------------------------------------
        Security:  591520200
    Meeting Type:  Annual
    Meeting Date:  14-Oct-2010
          Ticker:  MEI
            ISIN:  US5915202007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WALTER J. ASPATORE                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WARREN L. BATTS                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: J. EDWARD COLGATE                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DARREN M. DAWSON                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DONALD W. DUDA                      Mgmt          For                            For

1F     ELECTION OF DIRECTOR: STEPHEN F. GATES                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: ISABELLE C. GOOSSEN                 Mgmt          For                            For

1H     ELECTION OF DIRECTOR: CHRISTOPHER J. HORNUNG              Mgmt          For                            For

1I     ELECTION OF DIRECTOR: PAUL G. SHELTON                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: LAWRENCE B. SKATOFF                 Mgmt          For                            For

02     THE RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION       Mgmt          For                            For
       OF ERNST & YOUNG LLP TO SERVE AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING APRIL 30, 2011.

03     THE APPROVAL OF THE METHODE ELECTRONICS, INC.             Mgmt          For                            For
       2010 CASH INCENTIVE PLAN.

04     THE APPROVAL OF THE METHODE ELECTRONICS, INC.             Mgmt          For                            For
       2010 STOCK PLAN.



AZL Morgan Stanley Mid Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 GAFISA S.A.                                                                                 Agenda Number:  933332861
--------------------------------------------------------------------------------------------------------------------------
        Security:  362607301
    Meeting Type:  Special
    Meeting Date:  14-Oct-2010
          Ticker:  GFA
            ISIN:  US3626073015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF TWO NEW MEMBERS TO OCCUPY VACANT              Mgmt          For                            For
       SEATS ON COMPANY'S BOARD OF DIRECTORS, IN ADDITION
       TO THE MEMBERS THAT ARE CURRENTLY ELECTED,
       BOTH WITH TERM OF OFFICE UNTIL THE COMPANY'S
       ANNUAL GENERAL MEETING TO BE HELD IN 2012;
       (I) WILSON AMARAL DE OLIVEIRA, BRAZILIAN, (II)
       RENATO DE ALBUQUERQUE, BRAZILIAN, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

02     ADJUSTMENT OF THE ANNUAL GLOBAL REMUNERATION              Mgmt          For                            For
       FOR 2010. : WE HEREBY PROPOSE THAT THE GLOBAL
       COMPENSATION OF THE MANAGEMENT OF THE COMPANY
       FOR 2010 IS INCREASED IN THE AMOUNT OF R$86,400.00,
       DUE TO THE INCREASE OF THE NUMBER OF DIRECTORS.
       THEREFORE, THE ANNUAL GLOBAL COMPENSATION WOULD
       BE IN THE TOTAL AMOUNT UP TO R$9,781,681.00.



AZL SMALL CAP STOCK INDEX FUND
--------------------------------------------------------------------------------------------------------------------------
 METHODE ELECTRONICS, INC.                                                                   Agenda Number:  933312504
--------------------------------------------------------------------------------------------------------------------------
        Security:  591520200
    Meeting Type:  Annual
    Meeting Date:  14-Oct-2010
          Ticker:  MEI
            ISIN:  US5915202007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WALTER J. ASPATORE                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WARREN L. BATTS                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: J. EDWARD COLGATE                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: DARREN M. DAWSON                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: DONALD W. DUDA                      Mgmt          For                            For

1F     ELECTION OF DIRECTOR: STEPHEN F. GATES                    Mgmt          For                            For

1G     ELECTION OF DIRECTOR: ISABELLE C. GOOSSEN                 Mgmt          For                            For

1H     ELECTION OF DIRECTOR: CHRISTOPHER J. HORNUNG              Mgmt          For                            For

1I     ELECTION OF DIRECTOR: PAUL G. SHELTON                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: LAWRENCE B. SKATOFF                 Mgmt          For                            For

02     THE RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION       Mgmt          For                            For
       OF ERNST & YOUNG LLP TO SERVE AS OUR INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING APRIL 30, 2011.

03     THE APPROVAL OF THE METHODE ELECTRONICS, INC.             Mgmt          For                            For
       2010 CASH INCENTIVE PLAN.

04     THE APPROVAL OF THE METHODE ELECTRONICS, INC.             Mgmt          For                            For
       2010 STOCK PLAN.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Allianz Variable Insurance Products Trust
By (Signature)       /s/ Brian Muench
Name                 Brian Muench
Title                President
Date                 08/29/2011